INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX TABLES
Components of Income Tax Expense (Benefit)	The benefit from income taxes consisted of the following:
Benefit From Income Taxes	2012	2011
Deferred	$(707,270)	$-
Effect of offset from Kansas property acquisition	406,946
	$(300,324)	$-

Effective Income Tax Rate Reconciliation

The following is a reconciliation of income taxes computed using the U.S. federal statutory rate to the provision for income taxes:

Rate Reconciliation	2012	2011
Tax at federal statutory rate (34%)	$(669,666)	$24,306
Non-deductible expenses	1,098	(24,306)
Effect of offset from Kansas property acquisition	406,946	-
States taxes, net of Federal benefit	(93,950)	-
Effect of tax rates lower than statutory rate	55,248	-
	$(300,324)	$-

Deferred Tax Assets and Liabilities

The net deferred tax liability consisted of the following at December 31, 2012 and 2011:

Deferred Taxes:	2012	2011
Deferred tax liabilities
Property and equipment	$3,094,811	$-

Deferred tax assets
Stock-based compensation	386,541	-
Operating loss and IDC carryforwards	2,082,319	-
Deferred tax assets	2,468,860	-
Net deferred income tax liability	$625,951	$-